Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dodge & Cox Stock Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Stock Fund — Class I
Average Annual Return, Percent		14.52%		11.99%	10.85%
Dodge & Cox Stock Fund - Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Stock Fund — Class X
Average Annual Return, Percent	[1]	14.63%		12.04%	10.88%
Dodge & Cox Global Stock Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Global Stock Fund — Class I
Average Annual Return, Percent		5.10%		8.80%	7.99%
Dodge & Cox Global Stock Fund - Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Global Stock Fund — Class X
Average Annual Return, Percent	[1]	5.20%		8.85%	8.02%
Dodge & Cox International Stock Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox International Stock Fund — Class I
Average Annual Return, Percent		3.80%		5.06%	4.37%
Dodge & Cox International Stock Fund Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox International Stock Fund — Class X
Average Annual Return, Percent	[1]	3.91%		5.12%	4.39%
Dodge & Cox Emerging Markets Stock Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Emerging Markets Stock Fund
Average Annual Return, Percent		7.50%	(1.82%)
Dodge & Cox Balanced Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Balanced Fund — Class I
Average Annual Return, Percent		8.84%		8.12%	7.95%
Dodge & Cox Balanced Fund - Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Balanced Fund — Class X
Average Annual Return, Percent	[1]	8.95%		8.18%	7.98%
Dodge & Cox Income Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Income Fund — Class I
Average Annual Return, Percent		2.26%		1.26%	2.47%
Dodge & Cox Income Fund - Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Income Fund — Class X
Average Annual Return, Percent	[1]	2.34%		1.31%	2.49%
Dodge & Cox Global Bond Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Global Bond Fund — Class I
Average Annual Return, Percent		0.57%		2.84%	3.45%
Dodge & Cox Global Bond Fund - Class X
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dodge & Cox Global Bond Fund — Class X
Average Annual Return, Percent	[1]	0.65%		2.88%	3.47%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.49%		10.06%	9.23%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		5.53%		4.10%	4.80%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		7.50%	(3.19%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%		14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Bloomberg Global Aggregate Bond Index (USD Hedged) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD Hedged)
Average Annual Return, Percent		3.40%		0.48%	2.01%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.37%		8.68%	8.49%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		3.82%		4.73%	5.20%
Bloomberg U.S. Aggregate Bond Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%		(0.33%)	1.35%
Combined Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Combined Index
Average Annual Return, Percent		15.04%		8.67%	8.53%

[1]	The Class X share inception date is May 2, 2022. The returns shown prior to that date are for the fund's Class I shares.